Related Party Transactions - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) investment	Sep. 30, 2021 USD ($) quarter	Sep. 30, 2020 USD ($)	Feb. 28, 2021 investment	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) quarter	May 14, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Due to affiliates	$ 14,082	$ 14,082			$ 14,082		$ 14,082		$ 4,868
Affiliate costs		1,446	$ 0		2,237	$ 0
NAV threshold for operating expenses advance	$ 500,000	$ 500,000			$ 500,000		$ 500,000
Reimbursement term, advanced operating expense					60 months
Adviser fee, number of consecutive quarters, reimbursement period | quarter		4					4
Advisor fee, percent of invested assets, operating expense, maximum reimbursement		2.00%
Advisor fee, percent of net income, operating expense, maximum reimbursement		25.00%
Total expenses							$ 5,700
Advisor fee, excess of operating expenses per agreement							1,300
Investments closed on | investment	4			6
Support Personnel Costs
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 200			$ 600
Revolving Credit Facility
Related Party Transaction [Line Items]
Capital commitment from related party	$ 30,000	$ 30,000			$ 30,000		$ 30,000
Public Offering | Organization expenses
Related Party Transaction [Line Items]
Due to affiliates								$ 300
Public Offering | Offering Costs
Related Party Transaction [Line Items]
Due to affiliates								$ 2,400
The Adviser
Related Party Transaction [Line Items]
Management fee percentage of NAV	1.00%	1.00%			1.00%		1.00%
Management fee commencement period					10 years
The Special Limited Partner
Related Party Transaction [Line Items]
Performance participation interest, percentage of return					12.50%
Performance participation interest, percentage of return hurdle amount					6.00%
The Special Limited Partner | Class N Common Stock
Related Party Transaction [Line Items]
Performance participation interest, percentage of return					10.00%
Performance participation interest, percentage of return hurdle amount					7.00%
The Dealer Manager
Related Party Transaction [Line Items]
Stockholder servicing fee accrual threshold					8.75%
Affiliated entity | Advanced General And Administrative Expense
Related Party Transaction [Line Items]
Due to affiliates	$ 5,300	$ 5,300			$ 5,300		$ 5,300
Affiliated entity | Public Offering | Organization expenses
Related Party Transaction [Line Items]
Due to affiliates	300	300			300		300		200
Affiliated entity | Private Offering | Organization expenses
Related Party Transaction [Line Items]
Due to affiliates	1,200	1,200			1,200		1,200		$ 1,200
Affiliated entity | Class N Common Stock | Private Offering
Related Party Transaction [Line Items]
Sale of stock, purchase commitment received	$ 192,500	$ 192,500			$ 192,500		$ 192,500